Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning and other provision balances
The change in decommissioning and other provision balances is as follows:

	Decommissioning and restoration	Other provisions	Total
Dec. 31, 2022	688	41	729
Liabilities incurred	1	4	5
Liabilities settled	(37)	(13)	(50)
Accretion	47	1	48
Revisions in estimated cash flows	(89)	—	(89)
Revisions in discount rates	52	—	52
Change in foreign exchange rates	(6)	—	(6)
Balance, Dec. 31, 2023	656	33	689
Liabilities acquired (Note 4)	101	55	156
Liabilities incurred	6	12	18
Liabilities settled	(41)	(4)	(45)
Accretion (Note 10)	50	—	50
Transfer to accounts payable	—	(31)	(31)
Transfer to assets held for sale (Note 18)	(1)	—	(1)
Revisions in estimated cash flows	21	20	41
Revisions in discount rates	35	—	35
Change in foreign exchange rates	21	—	21
Balance, Dec. 31, 2024	848	85	933

Included in the Consolidated Statements of Financial Position as:
As at	Dec. 31, 2024	Dec. 31, 2023
Current portion	83	35
Non-current portion	850	654
Total decommissioning and other provisions	933	689